PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Deferred transaction costs	$ 2,842,998	$ 0
Vendor funds receivable	1,028,253	866,276
Other prepaid expenses	1,949,091	765,677
Other receivables	569,177	499,942
Total	$ 6,389,519	$ 2,131,895	$ 3,152,813